Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended
	March 31, 2024	March 31, 2023
Ceding commission expense	$67.7	$12.1
Profit commission expense	9.0	12.1
Total commissions	$76.7	$24.2